Segmented information - Results of Operations and Assets for Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue	$ 2,612,036	$ 2,680,836
Other revenue	2,698,015	2,765,013
Fuel, power and water purchased	735,945	866,354
Net revenue	1,962,070	1,898,659
Operating expenses	906,985	851,489
Administrative expenses (recovery)	90,359	80,232
Depreciation and amortization	466,996	455,520
Asset impairment charge	23,492	159,568
Loss on foreign exchange	8,359	13,833
Operating income (loss), before gain on sale of renewable assets		338,017
Gain on sale of renewable assets	0	64,028
Operating income	465,879	402,045
Interest expense	(353,656)	(278,574)
Income (loss) from long-term investments	(83,564)	(465,206)
Other expenses	(148,264)	(27,933)
Loss before income taxes	(119,605)	(369,668)
Property, plant and equipment	12,517,450	11,944,885
Investments carried at fair value	1,115,729	1,344,207
Equity-method investees	456,393	381,802
Total assets	18,373,961	17,627,613
Capital expenditures	1,026,171	1,089,024
Revenue related to net hedging loss, not recognized as revenue from contract with customers	5,695	63,717
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers	32,839	21,640
Other revenue
Revenue
Other revenue	85,979	84,177
Regulated Services Group | Operating Segments
Revenue
Revenue	2,315,722	2,330,039
Fuel, power and water purchased	716,446	824,670
Net revenue	1,650,413	1,559,598
Operating expenses	786,608	736,515
Administrative expenses (recovery)	46,386	46,484
Depreciation and amortization	346,188	317,300
Asset impairment charge	0	0
Loss on foreign exchange	0	0
Operating income (loss), before gain on sale of renewable assets		459,299
Gain on sale of renewable assets		0
Operating income	471,231	459,299
Interest expense	(160,998)	(113,482)
Income (loss) from long-term investments	44,953	21,884
Other expenses	(121,146)	(14,765)
Loss before income taxes	234,040	352,936
Property, plant and equipment	8,945,637	8,554,938
Investments carried at fair value	1,962	1,984
Equity-method investees	112,180	56,199
Total assets	12,658,955	12,109,575
Capital expenditures	816,788	908,676
Regulated Services Group | Operating Segments | Other revenue
Revenue
Other revenue	51,137	54,229
Renewable Energy Group | Operating Segments
Revenue
Revenue	296,314	350,797
Fuel, power and water purchased	19,499	41,684
Net revenue	310,210	337,560
Operating expenses	119,013	114,463
Administrative expenses (recovery)	36,554	26,424
Depreciation and amortization	119,576	137,203
Asset impairment charge	23,492	159,568
Loss on foreign exchange	0	0
Operating income (loss), before gain on sale of renewable assets		(100,098)
Gain on sale of renewable assets		64,028
Operating income	11,575	(36,070)
Interest expense	(61,261)	(64,285)
Income (loss) from long-term investments	102,188	15,254
Other expenses	(4,002)	(570)
Loss before income taxes	48,500	(85,671)
Property, plant and equipment	3,539,069	3,360,687
Investments carried at fair value	1,113,767	1,342,223
Equity-method investees	343,712	310,103
Total assets	5,367,011	5,251,933
Capital expenditures	209,383	180,348
Renewable Energy Group | Operating Segments | Other revenue
Revenue
Other revenue	33,395	28,447
Corporate | Corporate
Revenue
Revenue	0	0
Fuel, power and water purchased	0	0
Net revenue	1,447	1,501
Operating expenses	1,364	511
Administrative expenses (recovery)	7,419	7,324
Depreciation and amortization	1,232	1,017
Asset impairment charge	0	0
Loss on foreign exchange	8,359	13,833
Operating income (loss), before gain on sale of renewable assets		(21,184)
Gain on sale of renewable assets		0
Operating income	(16,927)	(21,184)
Interest expense	(131,397)	(100,807)
Income (loss) from long-term investments	(230,705)	(502,344)
Other expenses	(23,116)	(12,598)
Loss before income taxes	(402,145)	(636,933)
Property, plant and equipment	32,744	29,260
Investments carried at fair value	0	0
Equity-method investees	501	15,500
Total assets	347,995	266,105
Capital expenditures	0	0
Corporate | Corporate | Other revenue
Revenue
Other revenue	$ 1,447	$ 1,501